Long-term debt - Credit facility narrative (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) covenant	Dec. 31, 2023 AUD ($)	Oct. 03, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Line of Credit Facility [Line Items]
Financing costs	$ 6,336,000			$ 6,336,000
Credit facility | Financial Guarantee | Mikisew North American Limited Partnership ("MNALP")
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	110,000,000
Revolver | Credit facility | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	478,000,000
Finance lease borrowing limit			$ 350,000,000
Other outstanding debt limit			$ 20,000,000
Financing costs	5,800,000
Amount outstanding during period	31,300,000			32,000,000
Unused borrowing availability under the revolving facility	129,300,000			88,000,000
Unused borrowing availability under finance lease obligations	$ 60,100,000			$ 46,600,000
Number of financial covenants | covenant	2
Total debt to bank EBITDA ratio	3.5	3.5
Fixed charge ratio	1.1	1.1
Revolver | Credit facility | Credit Facility | Canadian dollar
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	$ 280,000,000
Revolver | Credit facility | Credit Facility | Australian dollar
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility		$ 220,000,000
Revolver | Credit facility | Credit Facility | Financial Guarantee
Line of Credit Facility [Line Items]
Credit facilities	$ 74,700,000
Revolver | Credit facility | Credit Facility | Minimum
Line of Credit Facility [Line Items]
Standby fees percentage	0.40%
Revolver | Credit facility | Credit Facility | Maximum
Line of Credit Facility [Line Items]
Standby fees percentage	0.70%